CAPITAL STOCK - Fair Value Inputs of PSUs Granted (Details) - PSUs - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	3 years	3 years	3 years
Expected volatility	25.00%	30.00%	34.00%
Expected dividends (in CDN per share)	$ 0.00	$ 0.00	$ 0.00
Performance period starting price (in CDN per share)	16.36	21.13	22.26
Stock price as of estimation date (in CDN per share)	$ 18.06	$ 20.59	$ 21.94
US
Disclosure of terms and conditions of share-based payment arrangement [line items]
US risk-free interest rate	2.36%	2.43%	1.57%
Canada
Disclosure of terms and conditions of share-based payment arrangement [line items]
US risk-free interest rate	1.60%	1.96%